LIQUIDITY - Vallon - Q1	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
LIQUIDITY	LIQUIDITY
These financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. The Company has incurred operating losses since its inception in 2009 and as a result has incurred $29,529 in accumulated deficit through September 30, 2023. The Company has financed its working capital requirements to date through the issuance of equity and debt securities. As of September 30, 2023, the Company had cash of approximately $3,488.
In connection with signing the Merger Agreement, Vallon, Private GRI and the Investor entered the Equity SPA pursuant to which the Investor agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of Private GRI common stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, Private GRI issued 6,787,219 shares of Private GRI common stock (the Initial Shares) to the Investor and 27,148,877 shares of Private GRI common stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 253,842 shares of the Company’s common stock and the Additional Shares converted into an aggregate of 1,015,368 shares of the Company’s common stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and the Investor authorized the escrow agent to, subject to beneficial ownership limitations, disburse to the Investor all of the shares of the Company’s common stock issued in exchange for the Additional Shares.
Based on the Company’s current operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the first quarter of 2024.
The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its business activities, including its research and development program. The Series T Warrants issued in connection with the Merger are not presently subject to forced exercise by the Company as the equity conditions for their forced exercise, which include (among other things) a requirement that shares of the Company’s common stock have a value weighted average price of at least $9.21 per share for the periods specified in the Series T Warrants, are not met. The Company intends to raise capital through additional issuances of equity securities and/or short-term or long-term debt arrangements, but there can be no assurances any such financing will be available when needed, even if the Company’s research and development efforts are successful. If the Company is not able to obtain additional financing on acceptable terms and in the amounts necessary to fully fund its future operating requirements, it may be forced to reduce or discontinue its operations entirely. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Class of Stock [Line Items]
LIQUIDITY	LIQUIDITY
Vallon has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. Vallon has incurred operating losses since its inception and has incurred $31,322 in accumulated deficit through March 31, 2023. Vallon has financed its working capital requirements to date through the issuance of common stock, convertible notes, short-term promissory notes, and a Paycheck Protection Program (PPP) promissory note.
In January 2021, Vallon completed a $350 convertible note financing and in February 2021, Vallon completed the initial public offering (IPO) of the Company’s common stock, raising net proceeds of $15,500.
In May 2022, Vallon entered into a Securities Purchase Agreement with certain investors (the Securities Purchase Agreement) for the sale of up to 123,333 shares of the Company’s common stock, par value $0.0001 per share (the Shares), at a purchase price of $31.896 per Share in a registered direct offering (the Offering). In a concurrent private placement also pursuant to the Securities Purchase Agreement (the Private Placement), for each share of common stock purchased by an investor, such investor was entitled receive from the Company an unregistered warrant (the Warrant) to purchase one share of common stock. The gross proceeds from the Offering and Private Placement were approximately $3,900, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company of approximately $572, of which $85 related to the Warrants was expensed.
As of March 31, 2023, the Company had cash, cash equivalents and marketable securities of approximately $1,665.
Following the completion of the Merger (Note 10), management believes the combined organization’s existing resources will be sufficient to support the combined organization’s planned operations for at least the next twelve months. For the foreseeable future, the Company’s ability to continue its operations is dependent upon its ability to obtain additional capital.